SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

Schedule of allocation of share-based compensation

	Years ended December 31,
	2012	2013	2014
Includes share-based compensation related to:
Cost of revenues	$255,315	$289,921	$294,132
Product development expenses	498,500	360,852	448,179
Sales and marketing expenses	68,978	31,938	16,394
General and administrative expenses	1,383,687	1,459,734	1,469,726

	$2,206,480	$2,142,445	$2,228,431